Interests in Associates - Details of Principal Associates Accounted for under Equity Method (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Interests in associates	¥ 40,303	¥ 39,192
China Tower [member]
Disclosure of associates [line items]
Interests in associates			¥ 1,170